Leasing Activity, Investment in Lease Financing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment in Lease Financing [Line Items]
Lease receivables	$ 18,114
Residual asset values	4,208
Unearned income	(2,491)
Lease financing	19,831
Leasing Activity Disclosures Textual [Abstract]
Net investment in financing and sales-type leases - average leases - lessor	1,900
Operating lease assets, lessor	10,200	$ 9,444
Assets leased to others [Member]
Leasing Activity Disclosures Textual [Abstract]
Operating lease assets, lessor	8,221	$ 9,036
Accumulated depreciation, Operating lease assets, lessor	(3,100)
Depreciation, Operating lease assets, lessor	$ 848